The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization
2.	The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization

The consolidated financial statements have been authorized for issuance by the Audit Committee on March 22, 2018.